Significant accounting policies (Tables)	12 Months Ended
Mar. 29, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Useful Lives of Property, Plant and Equipment
Estimated useful lives are as follows:

Asset Category	Estimated Useful Life
Plant equipment	10 years
Computer hardware	5 years
Leasehold improvements	Lesser of the lease term or useful life of the asset
Show displays	5 years
Furniture and fixtures	5 to 15 years
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Cost	$	$	$	$	$	$	$
March 31, 2018	12.3	4.9	41.3	5.6	11.3	0.4	75.8
Additions	6.9	0.8	9.4	1.9	7.0	9.6	35.6
Business combination (note 5)	2.1	—	0.4	—	—	—	2.5
Disposals	—	(0.3)	(2.5)	—	—	—	(2.8)
Transfers	1.0	—	6.2	0.1	2.0	(9.3)	—
March 31, 2019	22.3	5.4	54.8	7.6	20.3	0.7	111.1
Additions	4.4	1.7	17.2	2.4	3.9	23.9	53.5
Disposals	(1.6)	(0.1)	(0.2)	(0.1)	(0.3)	—	(2.3)
Transfers	1.5	1.7	10.6	0.3	1.6	(15.7)	—
March 29, 2020	26.6	8.7	82.4	10.2	25.5	8.9	162.3

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Accumulated depreciation	$	$	$	$	$	$	$
March 31, 2018	2.4	2.2	7.2	2.5	1.3	—	15.6
Depreciation	1.7	1.0	6.4	1.5	3.1	—	13.7
Disposals	—	(0.2)	(2.3)	—	—	—	(2.5)
March 31, 2019	4.1	3.0	11.3	4.0	4.4	—	26.8
Depreciation	2.4	1.3	10.6	2.1	4.5	—	20.9
Disposals	(0.2)	—	(0.1)	(0.1)	(0.1)	—	(0.5)
March 29, 2020	6.3	4.3	21.8	6.0	8.8	—	47.2

Net book value
March 31, 2019	18.2	2.4	43.5	3.6	15.9	0.7	84.3
March 29, 2020	20.3	4.4	60.6	4.2	16.7	8.9	115.1

Schedule of Useful Lives of Intangible Assets
The useful lives of intangible assets are assessed as either finite or indefinite.

Asset Category	Estimated Useful Life
Brand name	Indefinite
Domain name	Indefinite
ERP software	5 to 7 years
Computer software	5 years
Intellectual property	1 to 8 years
Intangible assets comprise the following:

	March 29, 2020	March 31, 2019
	$	$
Intangible assets with finite lives	45.9	39.8
Intangible assets with indefinite lives:
Brand name	115.5	115.5
Domain name	0.3	0.3
	161.7	155.6

The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	ERP software	Computer software	Lease rights	Intellectual property	In progress	Total
Cost	$	$	$	$	$	$
March 31, 2018	4.3	11.8	6.2	3.9	5.8	32.0
Additions	3.2	1.1	0.5	—	18.6	23.4
Business combination (note 5)	—	—	—	2.2	—	2.2
Transfers	5.3	1.0	—	2.9	(9.2)	—
March 31, 2019	12.8	13.9	6.7	9.0	15.2	57.6
Additions	0.3	1.6	—	0.2	19.6	21.7
IFRS 16 initial direct costs (notes 4 and 9)	—	—	(6.7)	—	—	(6.7)
Disposal	—	(0.1)	—	—	—	(0.1)
Transfers	11.3	6.0	—	4.9	(22.2)	—
March 29, 2020	24.4	21.4	—	14.1	12.6	72.5

	ERP software	Computer software	Lease rights	Intellectual property	In progress	Total
Accumulated amortization	$	$	$	$	$	$
March 31, 2018	1.4	4.4	0.5	2.2	—	8.5
Amortization	4.2	2.7	0.7	1.7	—	9.3
March 31, 2019	5.6	7.1	1.2	3.9	—	17.8
Amortization	3.5	3.4	—	3.1	—	10.0
IFRS 16 initial direct costs (notes 4 and 9)	—	—	(1.2)	—	—	(1.2)
March 29, 2020	9.1	10.5	—	7.0	—	26.6

Net book value
March 31, 2019	7.2	6.8	5.5	5.1	15.2	39.8
March 29, 2020	15.3	10.9	—	7.1	12.6	45.9

Schedule of Valuation Techniques Used in Determining Fair Value of Financial Instruments
the valuation techniques used in the determination of the fair values of financial instruments:

Type	Valuation Approach
Cash, trade receivables, accounts payable and accrued liabilities	The carrying amount approximates fair value due to the short term maturity of these instruments.
Derivatives (included in other current assets, other long-term assets, accounts payable and accrued liabilities or other long-term liabilities)
Specific valuation techniques used to value derivative financial instruments include:
- quoted market prices or dealer quotes for similar instruments;
- observable market information as well as valuations determined by external valuators with experience in the financial markets.

Short-term borrowings, revolving facility, term loan and lease liabilities
The fair value is based on the present value of contractual cash flows, discounted at the Company’s current incremental borrowing rate for similar types of borrowing arrangements or, where applicable, market rates.

(r)	Financial instruments
Financ